Line of Credit and Notes Payable - Summary of the notes payable and line of credit (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Line of Credit and Notes Payable
Total notes payable and line of credit	$ 220,000	$ 220,000	$ 666,667
Less: unamortized discount on notes payable			259,536
IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	3,537,880	3,497,680	3,409,189
Less: unamortized discount on notes payable			275,759
Less: current portion	(2,037,280)	(1,997,080)	(1,324,505)
Total notes payable and line of credit	1,500,600	1,500,600	1,808,925
Note payable issued November 29, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	336,983	336,983	426,922
Line of credit issued November 29, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	456,097	456,097	495,000
Note payable issued December 1, 2021 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	1,500,600	1,500,600	1,500,600
Note payable issued October 6, 2022
Line of Credit and Notes Payable
Total notes payable and line of credit			666,667
Note payable issued October 6, 2022 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit			666,667
Note payable issued November 15, 2022 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	200,000	200,000	100,000
Note payable issued January 25, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	100,000	100,000
Note payable issued February 14, 2023 and December 15, 2022 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	585,000	585,000	$ 220,000
Note payable issued August 3, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	33,000	33,000
Note payable issued August 18, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	64,000	64,000
Note payable issued November 13, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	22,000	22,000
Note payable issued November 30, 2023 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	224,000	$ 200,000
Note payable issued January 14, 2024 | IDoc Virtual Telehealth Solutions, Inc.
Line of Credit and Notes Payable
Total notes payable and line of credit	$ 16,200